Litigation	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Litigation

NOTE 16—LITIGATION

From time to time, the Company is involved in routine litigation and legal proceedings in the ordinary course of its business, such as personal injury claims, employment matters, contractual disputes and claims alleging Americans with Disabilities Act violations. Currently, there is no pending litigation or proceedings that the Company’s management believes will have a material effect, either individually or in the aggregate, on its business or financial condition.